UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Brian C. Janssen

New Perspective Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New Perspective Fund® Semi-annual report for the six months ended March 31, 2024

Tap into the
growth potential of
global equities

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

New Perspective Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 5.75% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2024 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	22.79%	12.66%	10.85%
Class A shares (Reflecting 5.75% maximum sales charge)	15.49	11.10	9.96

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.52% for Class F-2 shares and 0.75% for Class A shares as of the prospectus dated December 1, 2023. Expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for New Perspective Fund for the period ended March 31, 2024, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/ ANWFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

9	Financial statements

13	Notes to financial statements

23	Financial highlights

Results at a glance

(for periods ended March 31, 2024, with all distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

New Perspective Fund (Class F-2 shares)[2,3]	20.84%	22.79%	12.66%	10.85%	12.41%
New Perspective Fund (Class A shares)[3]	20.72	22.52	12.42	10.62	12.18
MSCI ACWI (All Country World Index)[4,5]	20.14	23.22	10.92	8.66	8.81

Past results are not predictive of results in future periods.

[1]	Lifetime returns are as of March 13, 1973, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
[4]	MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. The index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index. Source: MSCI.
[5]	From March 13, 1973, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

New Perspective Fund	1

Investment portfolio March 31, 2024	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	51.21%
Eurozone*	15.63
United Kingdom	5.95
Denmark	4.01
Japan	3.86
Canada	3.03
Taiwan	2.73
Switzerland	2.48
China	1.60
Other countries	4.93
Short-term securities & other assets less liabilities	4.57
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 95.42%	Shares	Value (000)
Information technology 20.82%
Microsoft Corp.	12,463,315	$5,243,566
Taiwan Semiconductor Manufacturing Co., Ltd.	143,990,941	3,504,896
Broadcom, Inc.	2,453,762	3,252,241
ASML Holding NV	1,350,374	1,299,802
ASML Holding NV (ADR)	1,220,131	1,184,101
NVIDIA Corp.	2,188,102	1,977,081
Salesforce, Inc.	3,330,336	1,003,031
SAP SE	4,754,741	925,697
Synopsys, Inc.[1]	1,567,949	896,083
Shopify, Inc., Class A, subordinate voting shares[1]	10,212,035	788,063
Keyence Corp.	1,685,140	774,109
Apple, Inc.	4,125,884	707,507
Motorola Solutions, Inc.	1,966,215	697,967
ServiceNow, Inc.[1]	825,239	629,162
Capgemini SE	2,348,154	540,354
Cloudflare, Inc., Class A1	3,994,797	386,816
Samsung Electronics Co., Ltd.	6,194,263	379,133
TE Connectivity, Ltd.	2,610,186	379,103
ON Semiconductor Corp.[1]	4,848,508	356,608
Arista Networks, Inc.[1]	1,196,351	346,918
Fujitsu, Ltd.	18,956,700	311,813
Applied Materials, Inc.	1,450,730	299,184
STMicroelectronics NV	6,607,793	284,582
Tokyo Electron, Ltd.	1,058,259	276,624
Trimble, Inc.[1]	3,777,991	243,151
GoDaddy, Inc., Class A1	1,980,978	235,102
NICE, Ltd. (ADR)[1]	819,702	213,631
MediaTek, Inc.	5,529,000	206,451
TDK Corp.	4,126,200	203,911
Micron Technology, Inc.	1,193,559	140,709
Dell Technologies, Inc., Class C	1,050,000	119,815
Smartsheet, Inc., Class A1	2,854,078	109,882
Keysight Technologies, Inc.[1]	522,700	81,740
Workday, Inc., Class A1	293,029	79,924
EPAM Systems, Inc.[1]	274,835	75,898
Wolfspeed, Inc.[1,2]	2,259,414	66,653
Adobe, Inc.[1]	114,944	58,001
Globant SA1	265,047	53,513
		28,332,822

2	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Health care 14.86%
Novo Nordisk AS, Class B	31,407,693	$4,003,500
Novo Nordisk AS, Class B (ADR)	803,621	103,185
AstraZeneca PLC	15,311,480	2,063,565
AstraZeneca PLC (ADR)	1,152,966	78,113
Eli Lilly and Co.	2,729,251	2,123,248
Vertex Pharmaceuticals, Inc.[1]	3,756,214	1,570,135
Thermo Fisher Scientific, Inc.	2,108,841	1,225,680
Regeneron Pharmaceuticals, Inc.[1]	1,156,598	1,113,214
Intuitive Surgical, Inc.[1]	2,316,761	924,596
EssilorLuxottica SA	4,041,431	914,313
Danaher Corp.	3,649,100	911,253
Abbott Laboratories	4,946,371	562,205
BeiGene, Ltd. (ADR)[1]	2,806,560	438,918
BeiGene, Ltd.[1]	2,880,700	35,002
Zoetis, Inc., Class A	2,282,335	386,194
Mettler-Toledo International, Inc.[1]	284,423	378,650
Bristol-Myers Squibb Co.	6,959,927	377,437
Alnylam Pharmaceuticals, Inc.[1]	2,409,705	360,130
Siemens Healthineers AG	5,576,166	341,219
CRISPR Therapeutics AG1,2,3	4,698,706	320,264
Sanofi	2,664,438	261,467
AbbVie, Inc.	1,381,092	251,497
Pfizer, Inc.	8,122,773	225,407
Edwards Lifesciences Corp.[1]	1,764,778	168,642
Gilead Sciences, Inc.	2,198,677	161,053
Boston Scientific Corp.[1]	2,250,504	154,137
Lonza Group AG	195,767	117,263
Genmab AS1	335,681	101,182
Amplifon SpA	2,652,315	96,717
Bayer AG	3,144,639	96,451
Grifols, SA, Class B (ADR)[1]	14,082,831	94,073
Asahi Intecc Co., Ltd.	4,409,900	76,746
BioNTech SE (ADR)[1]	799,519	73,756
Catalent, Inc.[1]	842,610	47,565
Straumann Holding AG	284,215	45,381
Eurofins Scientific SE, non-registered shares	194,771	12,414
		20,214,572

Industrials 14.76%
Safran SA	6,841,003	1,550,256
Caterpillar, Inc.	4,136,664	1,515,798
Airbus SE, non-registered shares	7,060,542	1,300,420
Carrier Global Corp.	21,152,562	1,229,598
Schneider Electric SE	5,088,320	1,150,881
DSV A/S	4,512,777	732,347
Canadian Pacific Kansas City, Ltd.[2]	8,018,872	707,024
TransDigm Group, Inc.	531,446	654,529
BAE Systems PLC	37,592,980	640,310
Ryanair Holdings PLC (ADR)	4,264,765	620,907
Rolls-Royce Holdings PLC[1]	112,191,724	604,219
ABB, Ltd.	12,662,148	588,144
Copart, Inc.[1]	9,469,716	548,486
General Electric Co.	2,995,123	525,734
Daikin Industries, Ltd.	3,724,200	506,794
ASSA ABLOY AB, Class B	17,494,589	501,923
Ingersoll-Rand, Inc.	4,515,359	428,733
Equifax, Inc.	1,600,280	428,107
Mitsui & Co., Ltd.	9,040,200	424,360
Northrop Grumman Corp.	821,377	393,160
FedEx Corp.	1,048,252	303,721
Uber Technologies, Inc.[1]	3,935,445	302,990
RELX PLC	6,846,621	295,884
Delta Air Lines, Inc.	5,138,302	245,971
Recruit Holdings Co., Ltd.	4,822,083	213,646
SMC Corp.	365,000	204,538
Rentokil Initial PLC	34,080,210	202,899
HEICO Corp.	1,002,097	191,401
Canadian National Railway Co. (CAD denominated)	1,442,793	189,990

New Perspective Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Howmet Aerospace, Inc.	2,745,648	$187,885
Thales SA	999,399	170,410
Siemens AG	886,199	169,187
Aalberts NV, non-registered shares	3,497,896	168,269
Fortive Corp.	1,766,437	151,949
ITOCHU Corp.[2]	3,266,200	139,511
Eaton Corp. PLC	443,000	138,517
Regal Rexnord Corp.	758,000	136,516
L3Harris Technologies, Inc.	607,090	129,371
Diploma PLC	2,722,432	127,892
Dayforce, Inc.[1]	1,910,492	126,494
Brenntag SE	1,496,762	126,082
Techtronic Industries Co., Ltd.	9,284,516	125,859
ITT, Inc.	917,582	124,819
Chart Industries, Inc.[1]	746,551	122,972
ATS Corp.[1]	3,639,756	122,476
Bunzl PLC	3,151,285	121,231
Contemporary Amperex Technology Co., Ltd., Class A	4,386,370	115,409
Hitachi, Ltd.	1,159,100	106,469
Boeing Co.[1]	550,668	106,273
Veralto Corp.	1,068,551	94,738
Spirax-Sarco Engineering PLC	285,321	36,192
Concentrix Corp.	539,085	35,698
		20,086,989

Consumer discretionary 11.69%
Tesla, Inc.[1]	10,628,693	1,868,418
Amazon.com, Inc.[1]	6,775,181	1,222,107
Booking Holdings, Inc.	286,209	1,038,332
Home Depot, Inc.	2,675,015	1,026,136
Trip.com Group, Ltd. (ADR)[1]	17,260,010	757,542
Hermès International	296,766	757,513
LVMH Moët Hennessy-Louis Vuitton SE	831,322	747,722
Royal Caribbean Cruises, Ltd.[1]	5,150,323	715,946
Hilton Worldwide Holdings, Inc.	3,007,288	641,485
Prosus NV, Class N	19,329,798	606,329
Airbnb, Inc., Class A1	3,455,940	570,092
Flutter Entertainment PLC[1]	2,574,962	508,529
Evolution AB	3,790,078	471,139
Renault SA	8,543,101	431,297
Restaurant Brands International, Inc.[2]	5,408,496	429,705
YUM! Brands, Inc.	2,876,486	398,825
MercadoLibre, Inc.[1]	260,150	393,336
Amadeus IT Group SA, Class A, non-registered shares	5,365,547	344,076
Kering SA	843,741	333,477
NIKE, Inc., Class B	3,154,169	296,429
Entain PLC	28,603,596	287,877
Industria de Diseño Textil, SA	5,413,789	272,584
Nitori Holdings Co., Ltd.	1,201,300	187,281
McDonald’s Corp.	646,944	182,406
Galaxy Entertainment Group, Ltd.	33,582,000	168,620
Compagnie Financière Richemont SA, Class A	1,100,392	167,771
Suzuki Motor Corp.	14,318,900	164,443
Naspers, Ltd., Class N	924,717	163,927
Sands China, Ltd.[1]	51,804,600	145,944
lululemon athletica, Inc.[1]	313,152	122,333
Ferrari NV (EUR denominated)	275,898	120,252
adidas AG	498,918	111,419
Wynn Macau, Ltd.	106,076,000	94,734
Valeo SA, non-registered shares	4,912,145	61,421
Birkenstock Holding PLC[1,2]	1,222,365	57,757
Etsy, Inc.[1]	519,323	35,688
		15,902,892

4	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Financials 10.40%
JPMorgan Chase & Co.	7,051,378	$1,412,391
London Stock Exchange Group PLC	8,545,156	1,023,522
AIA Group, Ltd.	131,151,411	880,554
Chubb, Ltd.	3,179,084	823,796
Mastercard, Inc., Class A	1,604,586	772,721
Visa, Inc., Class A	2,555,955	713,316
UniCredit SpA	15,833,631	600,863
Aon PLC, Class A	1,769,067	590,373
Blackstone, Inc.	3,914,964	514,309
CME Group, Inc., Class A	2,289,338	492,872
Arthur J. Gallagher & Co.	1,970,617	492,733
S&P Global, Inc.	1,005,095	427,618
ICICI Bank, Ltd. (ADR)	9,309,267	245,858
ICICI Bank, Ltd.	12,897,573	169,070
Bank of America Corp.	10,565,352	400,638
Edenred SA	6,909,293	368,679
DBS Group Holdings, Ltd.	12,861,700	343,201
Deutsche Bank AG	20,928,305	329,240
Arch Capital Group, Ltd.[1]	3,561,305	329,207
BlackRock, Inc.	388,713	324,070
AXA SA	8,361,465	314,058
Brookfield Asset Management, Ltd., Class A	5,786,751	243,159
Société Générale[2]	8,840,882	236,637
Hiscox, Ltd.	14,560,392	227,880
Hong Kong Exchanges and Clearing, Ltd.	7,445,400	216,697
Prudential PLC	23,051,024	216,167
DNB Bank ASA	9,650,573	191,207
Citigroup, Inc.	2,777,006	175,618
Goldman Sachs Group, Inc.	380,177	158,796
Brookfield Corp., Class A	3,783,068	158,397
TMX Group, Ltd.	5,997,332	158,196
Block, Inc., Class A1	1,721,464	145,601
Zurich Insurance Group AG	255,638	137,846
Morgan Stanley	1,024,189	96,438
3i Group PLC	2,670,701	94,687
Skandinaviska Enskilda Banken AB, Class A	4,085,309	55,322
Worldline SA, non-registered shares[1]	2,934,260	36,341
Corpay, Inc.[1]	90,257	27,848
		14,145,926

Communication services 8.99%
Meta Platforms, Inc., Class A	9,300,107	4,515,946
Alphabet, Inc., Class C1	8,444,005	1,285,684
Alphabet, Inc., Class A1	8,139,588	1,228,508
Netflix, Inc.[1]	2,587,196	1,571,282
Tencent Holdings, Ltd.	21,424,700	831,597
Publicis Groupe SA	4,889,226	533,012
América Móvil, SAB de CV, Class B (ADR)	23,327,115	435,284
Nintendo Co., Ltd.	7,536,000	408,013
Bharti Airtel, Ltd.	20,786,189	306,201
Electronic Arts, Inc.	2,113,527	280,402
Singapore Telecommunications, Ltd.	119,529,300	223,965
MTN Group, Ltd.[2]	38,591,600	191,002
Warner Music Group Corp., Class A	4,245,286	140,179
Adevinta ASA[1]	10,055,968	105,409
Cellnex Telecom, SA, non-registered shares	2,546,741	90,037
Take-Two Interactive Software, Inc.[1]	601,717	89,349
		12,235,870

Consumer staples 5.38%
Nestlé SA	12,271,503	1,302,873
Costco Wholesale Corp.	1,390,750	1,018,905
Philip Morris International, Inc.	10,054,514	921,195
Carlsberg A/S, Class B	3,780,668	515,984
Bunge Global SA	4,360,000	446,987
Danone SA	6,028,675	389,527
L’Oréal SA, bonus shares	686,197	324,734
L’Oréal SA, non-registered shares	103,416	48,940

New Perspective Fund	5

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Monster Beverage Corp.[1]	6,204,969	$367,831
British American Tobacco PLC	10,728,922	325,809
Mondelez International, Inc., Class A	4,221,711	295,520
Pernod Ricard SA	1,542,947	249,608
Walgreens Boots Alliance, Inc.	10,465,666	227,000
Carrefour SA, non-registered shares	12,798,467	219,196
Uni-Charm Corp.	6,511,600	207,934
Anheuser-Busch InBev SA/NV	3,409,182	207,660
Reckitt Benckiser Group PLC	2,412,953	137,413
KOSÉ Corp.	901,900	47,478
General Mills, Inc.	588,663	41,189
Varun Beverages, Ltd.	1,304,033	21,868
		7,317,651

Materials 4.49%
Sika AG	3,385,486	1,008,307
Shin-Etsu Chemical Co., Ltd.	18,036,200	784,452
Sherwin-Williams Co.	2,217,602	770,240
Linde PLC	1,479,657	687,034
Freeport-McMoRan, Inc.	9,802,438	460,911
Air Liquide SA	1,622,456	337,545
Air Liquide SA, bonus shares	541,455	112,647
Vale SA (ADR), ordinary nominative shares	29,248,001	356,533
Vale SA, ordinary nominative shares	398,352	4,831
First Quantum Minerals, Ltd.	20,723,496	222,756
Rio Tinto PLC	3,424,542	216,849
Glencore PLC	37,963,717	208,578
Celanese Corp.	1,133,585	194,818
Gerdau SA (ADR)	41,218,310	182,185
Asahi Kasei Corp.[2]	19,930,073	146,401
DSM-Firmenich AG	1,247,481	141,852
Grupo México, SAB de CV, Series B	23,557,493	139,054
Corteva, Inc.	1,566,273	90,327
LANXESS AG	1,499,098	40,125
		6,105,445

Energy 3.00%
TotalEnergies SE	14,909,109	1,020,895
Schlumberger NV	15,049,809	824,880
BP PLC	109,436,609	684,688
Cenovus Energy, Inc. (CAD denominated)	19,972,966	399,297
Cenovus Energy, Inc.	4,795,592	95,864
TC Energy Corp. (CAD denominated)[2]	6,589,424	264,832
ConocoPhillips	1,793,117	228,228
Canadian Natural Resources, Ltd. (CAD denominated)	2,715,256	207,130
Tourmaline Oil Corp.	2,932,639	137,111
Baker Hughes Co., Class A	3,997,595	133,919
INPEX Corp.	4,740,700	73,296
Reliance Industries, Ltd.	319,546	11,386
Gazprom PJSC[1,4]	84,876,650	—	[5]
LUKOIL Oil Co. PJSC[4]	580,410	—	[5]
Rosneft Oil Co. PJSC[4]	40,028,340	—	[5]
		4,081,526

Utilities 0.61%
Engie SA	25,533,194	427,246
AES Corp.	12,686,187	227,463
Sempra	2,489,520	178,822
		833,531

Real estate 0.42%
Goodman Logistics (HK), Ltd. REIT	16,186,528	356,626
Equinix, Inc. REIT	259,050	213,802
		570,428

Total common stocks (cost: $70,135,762,000)		129,827,652

6	New Perspective Fund

Preferred securities 0.01%	Shares	Value (000)
Consumer discretionary 0.01%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	117,169	$11,665

Total preferred securities (cost: $11,898,000)		11,665

Short-term securities 4.86%
Money market investments 4.50%
Capital Group Central Cash Fund 5.37%[3,6]	61,208,069	6,118,359

Money market investments purchased with collateral from securities on loan 0.36%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[6,7]	73,500,000	73,500
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.20%[6,7]	68,600,000	68,600
Capital Group Central Cash Fund 5.37%[3,6,7]	578,595	57,836
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[6,7]	54,972,217	54,972
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[6,7]	53,900,000	53,900
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.20%[6,7]	49,000,000	49,000
Fidelity Investments Money Market Government Portfolio, Class I 5.21%[6,7]	49,000,000	49,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.20%[6,7]	49,000,000	49,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.26%[6,7]	34,300,000	34,300
		490,108

Total short-term securities (cost: $6,610,828,000)		6,608,467
Total investment securities 100.29% (cost: $76,758,488,000)		136,447,784
Other assets less liabilities (0.29)%		(392,051)

Net assets 100.00%		$136,055,733

Investments in affiliates3

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.23%
Information technology 0.00%
GoDaddy, Inc., Class A1,8	$568,824	$—	$571,364		$268,325	$(30,683)	$—	$—
Health care 0.23%
CRISPR Therapeutics AG1,2	161,159	84,457	137		34	74,751	320,264	—
Consumer discretionary 0.00%
Entain PLC[8]	392,544	30,060	91,966		(50,914)	8,153	—	3,258
Total common stocks							320,264
Short-term securities 4.54%
Money market investments 4.50%
Capital Group Central Cash Fund 5.37%[6]	1,426,235	12,213,259	7,519,048		260	(2,347)	6,118,359	189,059
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 5.37%[6,7]	60,221		2,385	[9]			57,836	—	[10]
Total short-term securities							6,176,195
Total 4.77%					$217,705	$49,874	$6,496,459	$192,317

New Perspective Fund	7

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $623,349,000, which represented .46% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 3/31/2024.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2024. Refer to the investment portfolio for the security value at 3/31/2024.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

8	New Perspective Fund

Financial statements

Statement of assets and liabilities at March 31, 2024	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $623,349 of investment securities on loan):
Unaffiliated issuers (cost: $70,252,525)	$129,951,325
Affiliated issuers (cost: $6,505,963)	6,496,459		$136,447,784
Cash			5,316
Cash denominated in currencies other than U.S. dollars (cost: $13,192)			13,192
Cash collateral received for securities on loan			1
Receivables for:
Sales of investments	330,157
Sales of fund’s shares	117,578
Dividends	237,839
Securities lending income	426
Other	—	*	686,000
			137,152,293
Liabilities:
Collateral for securities on loan			490,109
Payables for:
Purchases of investments	387,924
Repurchases of fund’s shares	106,688
Investment advisory services	41,849
Services provided by related parties	22,038
Trustees’ deferred compensation	7,102
U.S. and non-U.S. taxes	37,415
Other	3,435		606,451
Net assets at March 31, 2024			$136,055,733

Net assets consist of:
Capital paid in on shares of beneficial interest			$70,823,215
Total distributable earnings (accumulated loss)			65,232,518
Net assets at March 31, 2024			$136,055,733

*	Amount less than one thousand.

Refer to the notes to financial statements.

New Perspective Fund	9

Financial statements (continued)

Statement of assets and liabilities at March 31, 2024 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,248,942 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$59,733,802	985,160		$60.63
Class C	1,133,601	19,992		56.70
Class T	16	—	*	60.59
Class F-1	1,536,499	25,540		60.16
Class F-2	17,569,826	291,001		60.38
Class F-3	11,990,543	197,622		60.67
Class 529-A	3,170,642	53,170		59.63
Class 529-C	68,800	1,218		56.51
Class 529-E	94,508	1,608		58.78
Class 529-T	23	—	*	60.56
Class 529-F-1	13	—	*	59.35
Class 529-F-2	326,726	5,396		60.56
Class 529-F-3	14	—	*	60.49
Class R-1	84,824	1,517		55.90
Class R-2	542,300	9,562		56.72
Class R-2E	76,797	1,302		58.97
Class R-3	1,409,331	24,010		58.70
Class R-4	1,955,250	32,852		59.52
Class R-5E	307,373	5,119		60.04
Class R-5	1,408,995	23,249		60.60
Class R-6	34,645,850	570,624		60.72

*	Amount less than one thousand.

Refer to the notes to financial statements.

10	New Perspective Fund

Financial statements (continued)

Statement of operations for the six months ended March 31, 2024	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $29,361; also includes $192,317 from affiliates)	$916,205
Interest from unaffiliated issuers	17,877
Securities lending income (net of fees)	2,328	$936,410
Fees and expenses*:
Investment advisory services	228,792
Distribution services	86,274
Transfer agent services	38,014
Administrative services	18,689
529 plan services	976
Reports to shareholders	1,349
Registration statement and prospectus	723
Trustees’ compensation	1,007
Auditing and legal	174
Custodian	3,094
Other	122	379,214
Net investment income		557,196

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $26,124):
Unaffiliated issuers	5,228,820
Affiliated issuers	217,705
In-kind redemptions	43,414
Currency transactions	(491)	5,489,448
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $25,951):
Unaffiliated issuers	17,651,625
Affiliated issuers	49,874
Currency translations	(161)	17,701,338
Net realized gain (loss) and unrealized appreciation (depreciation)		23,190,786

Net increase (decrease) in net assets resulting from operations		$23,747,982

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

New Perspective Fund	11

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2024*	Year ended September 30, 2023
Operations:
Net investment income	$557,196	$1,268,060
Net realized gain (loss)	5,489,448	5,316,483
Net unrealized appreciation (depreciation)	17,701,338	14,242,548
Net increase (decrease) in net assets resulting from operations	23,747,982	20,827,091

Distributions paid to shareholders	(6,636,746)	(4,357,036)

Net capital share transactions	3,866,003	(119,274)

Total increase (decrease) in net assets	20,977,239	16,350,781

Net assets:
Beginning of period	115,078,494	98,727,713
End of period	$136,055,733	$115,078,494

*	Unaudited.

Refer to the notes to financial statements.

12	New Perspective Fund

Notes to financial statements	unaudited

1. Organization

New Perspective Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

New Perspective Fund	13

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

14	New Perspective Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$28,332,822	$—	$—		$28,332,822
Health care	20,214,572	—	—		20,214,572
Industrials	20,086,989	—	—		20,086,989
Consumer discretionary	15,902,892	—	—		15,902,892
Financials	14,145,926	—	—		14,145,926
Communication services	12,235,870	—	—		12,235,870
Consumer staples	6,992,917	324,734	—		7,317,651
Materials	5,992,798	112,647	—		6,105,445
Energy	4,081,526	—	—	*	4,081,526
Utilities	833,531	—	—		833,531
Real estate	570,428	—	—		570,428
Preferred securities	11,665	—	—		11,665
Short-term securities	6,608,467	—	—		6,608,467
Total	$136,010,403	$437,381	$—	*	$136,447,784

*	Amount less than one thousand.

New Perspective Fund	15

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

16	New Perspective Fund

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of March 31, 2024, the total value of securities on loan was $623,349,000, and the total value of collateral received was $643,705,000. Collateral received includes cash of $490,109,000 and U.S. government securities of $153,596,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years (“EU reclaims”). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended March 31, 2024, the fund recognized $6,250,000 in EU reclaims (net of $121,000 in fees and the effect of realized gain or loss from currency translations) and $228,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

New Perspective Fund	17

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,088,934
Undistributed long-term capital gains	5,334,920

As of March 31, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$62,171,046
Gross unrealized depreciation on investments	(2,755,651)
Net unrealized appreciation (depreciation) on investments	59,415,395
Cost of investments	77,032,389

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended March 31, 2024				Year ended September 30, 2023
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$499,718		$2,363,335	$2,863,053	$383,939		$1,525,250		$1,909,189
Class C	2,372		50,051	52,423	—		36,500		36,500
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	12,307		61,669	73,976	9,649		41,956		51,605
Class F-2	180,218		689,592	869,810	142,815		441,703		584,518
Class F-3	131,435		463,397	594,832	104,143		286,540		390,683
Class 529-A	25,965		127,422	153,387	20,038		82,753		102,791
Class 529-C	68		3,064	3,132	—		2,423		2,423
Class 529-E	595		3,884	4,479	419		2,594		3,013
Class 529-T	—	*	1	1	—	*	1		1
Class 529-F-1	—	*	1	1	—	*	—	*	—	*
Class 529-F-2	3,283		12,384	15,667	2,388		7,200		9,588
Class 529-F-3	—	*	1	1	—	*	—	*	—	*
Class R-1	401		3,640	4,041	33		1,844		1,877
Class R-2	1,281		23,036	24,317	—		15,442		15,442
Class R-2E	354		3,106	3,460	180		1,940		2,120
Class R-3	8,324		58,244	66,568	5,162		39,350		44,512
Class R-4	16,647		80,261	96,908	12,684		54,137		66,821
Class R-5E	2,992		11,854	14,846	2,140		7,081		9,221
Class R-5	15,329		56,327	71,656	15,766		45,874		61,640
Class R-6	381,106		1,343,081	1,724,187	283,991		781,101		1,065,092
Total	$1,282,395		$5,354,351	$6,636,746	$983,347		$3,373,689		$4,357,036

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

18	New Perspective Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.348% on such assets in excess of $144 billion. For the six months ended March 31, 2024, the investment advisory services fees were $228,792,000, which were equivalent to an annualized rate of 0.367% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2024, the 529 plan services fees were $976,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

New Perspective Fund	19

For the six months ended March 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$67,187	$23,130		$ 8,251		Not applicable
Class C	5,406	458		163		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,737	915		213		Not applicable
Class F-2	Not applicable	8,513		2,405		Not applicable
Class F-3	Not applicable	74		1,630		Not applicable
Class 529-A	3,369	1,153		438		$847
Class 529-C	331	27		10		19
Class 529-E	215	20		13		26
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	75		44		84
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	375	34		11		Not applicable
Class R-2	1,876	861		75		Not applicable
Class R-2E	211	71		11		Not applicable
Class R-3	3,281	988		197		Not applicable
Class R-4	2,286	930		274		Not applicable
Class R-5E	Not applicable	208		41		Not applicable
Class R-5	Not applicable	340		196		Not applicable
Class R-6	Not applicable	217		4,717		Not applicable
Total class-specific expenses	$86,274	$38,014		$18,689		$976

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,007,000 in the fund’s statement of operations reflects $262,000 in current fees (either paid in cash or deferred) and a net increase of $745,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $902,503,000 and $886,116,000, respectively, which generated $212,952,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2024.

20	New Perspective Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2024

Class A	$1,275,863	22,739	$2,796,450	50,835		$(3,136,302)	(55,982)	$936,011	17,592
Class C	60,944	1,161	52,117	1,011		(173,926)	(3,305)	(60,865)	(1,133)
Class T	—	—	—	—		—	—	—	—
Class F-1	61,679	1,104	73,343	1,344		(127,412)	(2,292)	7,610	156
Class F-2	1,573,544	28,187	828,050	15,127		(1,812,942)	(32,521)	588,652	10,793
Class F-3	1,056,461	18,915	590,459	10,738		(1,064,677)	(18,998)	582,243	10,655
Class 529-A	122,692	2,223	153,297	2,834		(215,164)	(3,901)	60,825	1,156
Class 529-C	6,367	122	3,130	61		(15,755)	(301)	(6,258)	(118)
Class 529-E	4,346	80	4,472	84		(7,690)	(141)	1,128	23
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	31,774	567	15,649	285		(21,337)	(381)	26,086	471
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	23,024	477	4,002	78		(7,793)	(149)	19,233	406
Class R-2	35,618	679	24,311	471		(61,162)	(1,179)	(1,233)	(29)
Class R-2E	7,434	137	3,461	64		(7,990)	(146)	2,905	55
Class R-3	84,399	1,559	66,510	1,248		(157,731)	(2,917)	(6,822)	(110)
Class R-4	105,883	1,930	96,998	1,796		(206,506)	(3,740)	(3,625)	(14)
Class R-5E	34,105	615	14,844	273		(27,365)	(494)	21,584	394
Class R-5	67,562	1,205	71,560	1,303		(134,250)	(2,402)	4,872	106
Class R-6	1,577,233	28,154	1,718,411	31,227		(1,601,990)	(28,466)	1,693,654	30,915
Total net increase (decrease)	$6,128,928	109,854	$6,517,067	118,779		$(8,779,992)	(157,315)	$3,866,003	71,318

Refer to the end of the table for footnotes.

New Perspective Fund	21

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2023

Class A	$2,254,217	43,576	$1,863,282		38,730		$(5,182,967)	(101,172)	$(1,065,468)	(18,866)
Class C	107,439	2,218	36,249		801		(290,680)	(6,021)	(146,992)	(3,002)
Class T	—	—	—		—		—	—	—	—
Class F-1	115,058	2,225	51,111		1,070		(278,474)	(5,408)	(112,305)	(2,113)
Class F-2	2,622,514	50,837	555,496		11,599		(3,790,176)	(74,483)	(612,166)	(12,047)
Class F-3	1,796,939	35,230	387,145		8,050		(2,018,401)	(39,664)	165,683	3,616
Class 529-A	203,036	3,975	102,769		2,171		(367,865)	(7,170)	(62,060)	(1,024)
Class 529-C	12,631	262	2,423		54		(30,005)	(622)	(14,951)	(306)
Class 529-E	6,400	126	3,013		64		(14,187)	(281)	(4,774)	(91)
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	47,361	916	9,587		200		(36,754)	(706)	20,194	410
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	6,388	133	1,856		41		(12,049)	(250)	(3,805)	(76)
Class R-2	69,849	1,441	15,434		341		(106,623)	(2,213)	(21,340)	(431)
Class R-2E	14,331	285	2,120		45		(16,705)	(330)	(254)	— †
Class R-3	185,488	3,707	44,460		952		(334,474)	(6,732)	(104,526)	(2,073)
Class R-4	182,351	3,571	66,492		1,406		(384,379)	(7,656)	(135,536)	(2,679)
Class R-5E	59,488	1,156	9,222		193		(60,874)	(1,175)	7,836	174
Class R-5	119,164	2,293	61,558		1,281		(527,706)	(10,779)	(346,984)	(7,205)
Class R-6	3,778,982	73,343	1,060,341		22,035		(2,521,150)	(49,173)	2,318,173	46,205
Total net increase (decrease)	$11,581,636	225,294	$4,272,559		89,033		$(15,973,469)	(313,835)	$(119,274)	492

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $18,882,825,000 and $19,014,110,000, respectively, during the six months ended March 31, 2024.

22	New Perspective Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
3/31/2024[5,6]	$52.93	$.21	$10.48	$10.69	$(.52)	$(2.47)	$(2.99)	$60.63	20.72%[7]		$59,734		.74%[8]		.74%[8]		.77%[8]
9/30/2023	45.43	.52	8.95	9.47	(.40)	(1.57)	(1.97)	52.93	21.28		51,216		.75		.75		1.00
9/30/2022	66.78	.38	(17.08)	(16.70)	(.22)	(4.43)	(4.65)	45.43	(27.04)		44,810		.72		.72		.65
9/30/2021	53.81	.32	15.15	15.47	(.08)	(2.42)	(2.50)	66.78	29.31		64,660		.72		.72		.50
9/30/2020	44.52	.27	10.76	11.03	(.48)	(1.26)	(1.74)	53.81	25.33		50,986		.75		.75		.57
9/30/2019	46.89	.37	.12	.49	(.45)	(2.41)	(2.86)	44.52	2.55		42,567		.75		.75		.85
Class C:
3/31/2024[5,6]	49.49	— [9]	9.80	9.80	(.12)	(2.47)	(2.59)	56.70	20.26	[7]	1,134		1.49	[8]	1.49	[8]	.01	[8]
9/30/2023	42.54	.11	8.41	8.52	—	(1.57)	(1.57)	49.49	20.38		1,045		1.50		1.50		.23
9/30/2022	63.06	(.07)	(16.02)	(16.09)	—	(4.43)	(4.43)	42.54	(27.60)		1,026		1.47		1.47		(.12)
9/30/2021	51.23	(.15)	14.40	14.25	—	(2.42)	(2.42)	63.06	28.36		1,651		1.47		1.47		(.25)
9/30/2020	42.46	(.08)	10.25	10.17	(.14)	(1.26)	(1.40)	51.23	24.39		1,395		1.49		1.49		(.18)
9/30/2019	44.80	.03	.14	.17	(.10)	(2.41)	(2.51)	42.46	1.76		1,442		1.52		1.52		.07
Class T:
3/31/2024[5,6]	52.97	.29	10.48	10.77	(.68)	(2.47)	(3.15)	60.59	20.89	[7,10]	—	[11]	.46	[8,10]	.46	[8,10]	1.04	[8,10]
9/30/2023	45.46	.66	8.95	9.61	(.53)	(1.57)	(2.10)	52.97	21.62	[10]	—	[11]	.47	[10]	.47	[10]	1.28	[10]
9/30/2022	66.82	.51	(17.07)	(16.56)	(.37)	(4.43)	(4.80)	45.46	(26.87)[10]		—	[11]	.48	[10]	.48	[10]	.88	[10]
9/30/2021	53.83	.46	15.15	15.61	(.20)	(2.42)	(2.62)	66.82	29.60	[10]	—	[11]	.50	[10]	.50	[10]	.73	[10]
9/30/2020	44.53	.38	10.76	11.14	(.58)	(1.26)	(1.84)	53.83	25.62	[10]	—	[11]	.50	[10]	.50	[10]	.82	[10]
9/30/2019	46.91	.46	.11	.57	(.54)	(2.41)	(2.95)	44.53	2.80	[10]	—	[11]	.53	[10]	.53	[10]	1.07	[10]
Class F-1:
3/31/2024[5,6]	52.53	.20	10.39	10.59	(.49)	(2.47)	(2.96)	60.16	20.70	[7]	1,536		.78	[8]	.78	[8]	.72	[8]
9/30/2023	45.08	.49	8.89	9.38	(.36)	(1.57)	(1.93)	52.53	21.22		1,333		.79		.79		.95
9/30/2022	66.29	.34	(16.95)	(16.61)	(.17)	(4.43)	(4.60)	45.08	(27.10)		1,239		.77		.77		.58
9/30/2021	53.43	.27	15.06	15.33	(.05)	(2.42)	(2.47)	66.29	29.24		1,854		.78		.78		.43
9/30/2020	44.21	.24	10.69	10.93	(.45)	(1.26)	(1.71)	53.43	25.27		1,804		.79		.79		.52
9/30/2019	46.57	.33	.12	.45	(.40)	(2.41)	(2.81)	44.21	2.47		1,677		.82		.82		.78
Class F-2:
3/31/2024[5,6]	52.78	.28	10.44	10.72	(.65)	(2.47)	(3.12)	60.38	20.84	[7]	17,570		.51	[8]	.51	[8]	.99	[8]
9/30/2023	45.30	.63	8.93	9.56	(.51)	(1.57)	(2.08)	52.78	21.57		14,788		.52		.52		1.22
9/30/2022	66.61	.49	(17.01)	(16.52)	(.36)	(4.43)	(4.79)	45.30	(26.90)		13,240		.51		.51		.85
9/30/2021	53.67	.45	15.10	15.55	(.19)	(2.42)	(2.61)	66.61	29.60		19,110		.51		.51		.72
9/30/2020	44.40	.38	10.73	11.11	(.58)	(1.26)	(1.84)	53.67	25.61		14,016		.53		.53		.80
9/30/2019	46.81	.46	.09	.55	(.55)	(2.41)	(2.96)	44.40	2.74		10,234		.54		.54		1.07
Class F-3:
3/31/2024[5,6]	53.04	.31	10.49	10.80	(.70)	(2.47)	(3.17)	60.67	20.92	[7]	11,991		.41	[8]	.41	[8]	1.10	[8]
9/30/2023	45.53	.69	8.96	9.65	(.57)	(1.57)	(2.14)	53.04	21.69		9,918		.42		.42		1.33
9/30/2022	66.93	.56	(17.10)	(16.54)	(.43)	(4.43)	(4.86)	45.53	(26.83)		8,349		.41		.41		.96
9/30/2021	53.90	.53	15.16	15.69	(.24)	(2.42)	(2.66)	66.93	29.72		11,301		.41		.41		.83
9/30/2020	44.58	.43	10.77	11.20	(.62)	(1.26)	(1.88)	53.90	25.74		7,784		.42		.42		.91
9/30/2019	46.98	.51	.08	.59	(.58)	(2.41)	(2.99)	44.58	2.85		5,324		.44		.44		1.18
Class 529-A:
3/31/2024[5,6]	52.10	.20	10.30	10.50	(.50)	(2.47)	(2.97)	59.63	20.69	[7]	3,171		.78	[8]	.78	[8]	.73	[8]
9/30/2023	44.74	.49	8.82	9.31	(.38)	(1.57)	(1.95)	52.10	21.25		2,710		.79		.79		.96
9/30/2022	65.84	.35	(16.82)	(16.47)	(.20)	(4.43)	(4.63)	44.74	(27.08)		2,373		.75		.75		.61
9/30/2021	53.09	.29	14.94	15.23	(.06)	(2.42)	(2.48)	65.84	29.26		3,398		.76		.76		.46
9/30/2020	43.94	.25	10.61	10.86	(.45)	(1.26)	(1.71)	53.09	25.27		2,696		.79		.79		.53
9/30/2019	46.31	.33	.12	.45	(.41)	(2.41)	(2.82)	43.94	2.47		2,163		.82		.82		.78

Refer to the end of the table for footnotes.

New Perspective Fund	23

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2024[5,6]	$49.28	$(.01)	$9.77	$9.76	$(.06)	$(2.47)	$(2.53)	$56.51	20.25%[7]		$69		1.54%[8]		1.54%[8]		(.05)%[8]
9/30/2023	42.39	.08	8.38	8.46	—	(1.57)	(1.57)	49.28	20.31		66		1.56		1.56		.17
9/30/2022	62.88	(.10)	(15.96)	(16.06)	—	(4.43)	(4.43)	42.39	(27.65)		70		1.52		1.52		(.19)
9/30/2021	51.12	(.18)	14.36	14.18	—	(2.42)	(2.42)	62.88	28.30		121		1.52		1.52		(.30)
9/30/2020	42.35	(.11)	10.24	10.13	(.10)	(1.26)	(1.36)	51.12	24.35		119		1.54		1.54		(.24)
9/30/2019	44.66	.01	.15	.16	(.06)	(2.41)	(2.47)	42.35	1.71		240		1.57		1.57		.02
Class 529-E:
3/31/2024[5,6]	51.33	.14	10.16	10.30	(.38)	(2.47)	(2.85)	58.78	20.55	[7]	94		1.00	[8]	1.00	[8]	.50	[8]
9/30/2023	44.09	.36	8.70	9.06	(.25)	(1.57)	(1.82)	51.33	20.97		81		1.02		1.02		.72
9/30/2022	64.94	.20	(16.58)	(16.38)	(.04)	(4.43)	(4.47)	44.09	(27.25)		74		.99		.99		.36
9/30/2021	52.46	.14	14.76	14.90	—	(2.42)	(2.42)	64.94	28.94		110		1.00		1.00		.23
9/30/2020	43.44	.14	10.49	10.63	(.35)	(1.26)	(1.61)	52.46	24.99		91		1.01		1.01		.30
9/30/2019	45.79	.23	.14	.37	(.31)	(2.41)	(2.72)	43.44	2.24		82		1.04		1.04		.55
Class 529-T:
3/31/2024[5,6]	52.94	.27	10.47	10.74	(.65)	(2.47)	(3.12)	60.56	20.83	[7,10]	—	[11]	.54	[8,10]	.54	[8,10]	.96	[8,10]
9/30/2023	45.43	.64	8.95	9.59	(.51)	(1.57)	(2.08)	52.94	21.58	[10]	—	[11]	.52	[10]	.52	[10]	1.23	[10]
9/30/2022	66.78	.49	(17.07)	(16.58)	(.34)	(4.43)	(4.77)	45.43	(26.91)[10]		—	[11]	.53	[10]	.53	[10]	.84	[10]
9/30/2021	53.80	.43	15.14	15.57	(.17)	(2.42)	(2.59)	66.78	29.53	[10]	—	[11]	.55	[10]	.55	[10]	.68	[10]
9/30/2020	44.51	.36	10.75	11.11	(.56)	(1.26)	(1.82)	53.80	25.55	[10]	—	[11]	.56	[10]	.56	[10]	.77	[10]
9/30/2019	46.89	.44	.11	.55	(.52)	(2.41)	(2.93)	44.51	2.73	[10]	—	[11]	.57	[10]	.57	[10]	1.03	[10]
Class 529-F-1:
3/31/2024[5,6]	51.91	.25	10.26	10.51	(.60)	(2.47)	(3.07)	59.35	20.81	[7,10]	—	[11]	.60	[8,10]	.60	[8,10]	.91	[8,10]
9/30/2023	44.59	.58	8.78	9.36	(.47)	(1.57)	(2.04)	51.91	21.46	[10]	—	[11]	.61	[10]	.61	[10]	1.14	[10]
9/30/2022	65.65	.44	(16.75)	(16.31)	(.32)	(4.43)	(4.75)	44.59	(26.96)[10]		—	[11]	.60	[10]	.60	[10]	.77	[10]
9/30/2021	52.99	(.02)	15.34	15.32	(.24)	(2.42)	(2.66)	65.65	29.51	[10]	—	[11]	.51	[10]	.51	[10]	(.04)[10]
9/30/2020	43.86	.35	10.60	10.95	(.56)	(1.26)	(1.82)	52.99	25.55		180		.56		.56		.76
9/30/2019	46.28	.43	.09	.52	(.53)	(2.41)	(2.94)	43.86	2.72		142		.59		.59		1.03
Class 529-F-2:
3/31/2024[5,6]	52.93	.28	10.48	10.76	(.66)	(2.47)	(3.13)	60.56	20.85	[7]	327		.52	[8]	.52	[8]	.99	[8]
9/30/2023	45.44	.65	8.93	9.58	(.52)	(1.57)	(2.09)	52.93	21.59		261		.51		.51		1.25
9/30/2022	66.78	.50	(17.06)	(16.56)	(.35)	(4.43)	(4.78)	45.44	(26.91)		205		.51		.51		.87
9/30/2021[5,12]	52.26	.44	16.68	17.12	(.18)	(2.42)	(2.60)	66.78	33.39	[7]	260		.54	[8]	.54	[8]	.75	[8]
Class 529-F-3:
3/31/2024[5,6]	52.88	.29	10.46	10.75	(.67)	(2.47)	(3.14)	60.49	20.88	[7]	—	[11]	.47	[8]	.47	[8]	1.04	[8]
9/30/2023	45.40	.66	8.93	9.59	(.54)	(1.57)	(2.11)	52.88	21.60		—	[11]	.48		.48		1.27
9/30/2022	66.74	.52	(17.04)	(16.52)	(.39)	(4.43)	(4.82)	45.40	(26.85)		—	[11]	.46		.46		.90
9/30/2021[5,12]	52.26	.48	16.67	17.15	(.25)	(2.42)	(2.67)	66.74	33.44	[7]	—	[11]	.52	[8]	.47	[8]	.82	[8]
Class R-1:
3/31/2024[5,6]	48.96	.01	9.67	9.68	(.27)	(2.47)	(2.74)	55.90	20.27	[7]	85		1.49	[8]	1.49	[8]	.04	[8]
9/30/2023	42.12	.12	8.32	8.44	(.03)	(1.57)	(1.60)	48.96	20.40		54		1.50		1.50		.25
9/30/2022	62.49	(.07)	(15.87)	(15.94)	—	(4.43)	(4.43)	42.12	(27.61)		50		1.49		1.49		(.13)
9/30/2021	50.81	(.17)	14.27	14.10	—	(2.42)	(2.42)	62.49	28.29		77		1.50		1.50		(.28)
9/30/2020	42.09	(.09)	10.17	10.08	(.10)	(1.26)	(1.36)	50.81	24.38		69		1.52		1.52		(.21)
9/30/2019	44.41	.02	.15	.17	(.08)	(2.41)	(2.49)	42.09	1.73		71		1.54		1.54		.05

Refer to the end of the table for footnotes.

24	New Perspective Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
3/31/2024[5,6]	$49.52	$— [9]	$9.81	$9.81	$(.14)	$(2.47)	$(2.61)	$56.72	20.25%[7]	$542	1.50%[8]		1.50%[8]		—%[8,13]
9/30/2023	42.57	.11	8.41	8.52	—	(1.57)	(1.57)	49.52	20.37	475	1.51		1.51		.24
9/30/2022	63.12	(.08)	(16.04)	(16.12)	—	(4.43)	(4.43)	42.57	(27.63)	427	1.51		1.51		(.15)
9/30/2021	51.30	(.17)	14.41	14.24	—	(2.42)	(2.42)	63.12	28.30	663	1.50		1.50		(.28)
9/30/2020	42.52	(.09)	10.27	10.18	(.14)	(1.26)	(1.40)	51.30	24.38	571	1.52		1.52		(.20)
9/30/2019	44.85	.02	.15	.17	(.09)	(2.41)	(2.50)	42.52	1.73	518	1.54		1.54		.06
Class R-2E:
3/31/2024[5,6]	51.45	.08	10.19	10.27	(.28)	(2.47)	(2.75)	58.97	20.44 [7]	77	1.21	[8]	1.21	[8]	.29	[8]
9/30/2023	44.18	.27	8.72	8.99	(.15)	(1.57)	(1.72)	51.45	20.72	64	1.22		1.22		.53
9/30/2022	65.16	.09	(16.64)	(16.55)	—	(4.43)	(4.43)	44.18	(27.42)	55	1.21		1.21		.15
9/30/2021	52.74	.01	14.83	14.84	—	(2.42)	(2.42)	65.16	28.69	79	1.21		1.21		.02
9/30/2020	43.68	.04	10.55	10.59	(.27)	(1.26)	(1.53)	52.74	24.73	68	1.23		1.23		.09
9/30/2019	46.02	.16	.13	.29	(.22)	(2.41)	(2.63)	43.68	2.05	65	1.24		1.24		.38
Class R-3:
3/31/2024[5,6]	51.26	.12	10.14	10.26	(.35)	(2.47)	(2.82)	58.70	20.52 [7]	1,409	1.06	[8]	1.06	[8]	.44	[8]
9/30/2023	44.01	.34	8.69	9.03	(.21)	(1.57)	(1.78)	51.26	20.91	1,236	1.07		1.07		.68
9/30/2022	64.83	.17	(16.56)	(16.39)	—	(4.43)	(4.43)	44.01	(27.30)	1,153	1.06		1.06		.30
9/30/2021	52.40	.10	14.75	14.85	—	(2.42)	(2.42)	64.83	28.88	1,770	1.06		1.06		.16
9/30/2020	43.39	.11	10.48	10.59	(.32)	(1.26)	(1.58)	52.40	24.91	1,557	1.07		1.07		.25
9/30/2019	45.73	.21	.13	.34	(.27)	(2.41)	(2.68)	43.39	2.21	1,488	1.09		1.09		.50
Class R-4:
3/31/2024[5,6]	52.00	.20	10.30	10.50	(.51)	(2.47)	(2.98)	59.52	20.71 [7]	1,955	.76	[8]	.76	[8]	.74	[8]
9/30/2023	44.65	.49	8.80	9.29	(.37)	(1.57)	(1.94)	52.00	21.27	1,709	.77		.77		.97
9/30/2022	65.70	.34	(16.77)	(16.43)	(.19)	(4.43)	(4.62)	44.65	(27.08)	1,587	.76		.76		.59
9/30/2021	52.98	.29	14.92	15.21	(.07)	(2.42)	(2.49)	65.70	29.26	2,544	.76		.76		.47
9/30/2020	43.85	.25	10.60	10.85	(.46)	(1.26)	(1.72)	52.98	25.30	2,166	.77		.77		.55
9/30/2019	46.23	.34	.11	.45	(.42)	(2.41)	(2.83)	43.85	2.49	1,977	.79		.79		.81
Class R-5E:
3/31/2024[5,6]	52.49	.26	10.38	10.64	(.62)	(2.47)	(3.09)	60.04	20.82 [7]	307	.56	[8]	.56	[8]	.95	[8]
9/30/2023	45.06	.61	8.87	9.48	(.48)	(1.57)	(2.05)	52.49	21.49	248	.57		.57		1.18
9/30/2022	66.28	.46	(16.92)	(16.46)	(.33)	(4.43)	(4.76)	45.06	(26.94)	205	.56		.56		.78
9/30/2021	53.43	.43	15.03	15.46	(.19)	(2.42)	(2.61)	66.28	29.54	360	.55		.55		.69
9/30/2020	44.22	.36	10.68	11.04	(.57)	(1.26)	(1.83)	53.43	25.56	220	.56		.56		.76
9/30/2019	46.69	.48	.05	.53	(.59)	(2.41)	(3.00)	44.22	2.72	123	.57		.57		1.13
Class R-5:
3/31/2024[5,6]	52.97	.29	10.48	10.77	(.67)	(2.47)	(3.14)	60.60	20.89 [7]	1,409	.46	[8]	.46	[8]	1.04	[8]
9/30/2023	45.47	.64	8.97	9.61	(.54)	(1.57)	(2.11)	52.97	21.62	1,226	.47		.47		1.25
9/30/2022	66.84	.53	(17.08)	(16.55)	(.39)	(4.43)	(4.82)	45.47	(26.86)	1,380	.46		.46		.90
9/30/2021	53.84	.48	15.16	15.64	(.22)	(2.42)	(2.64)	66.84	29.65	2,063	.46		.46		.77
9/30/2020	44.53	.40	10.77	11.17	(.60)	(1.26)	(1.86)	53.84	25.68	1,742	.46		.46		.85
9/30/2019	46.92	.48	.10	.58	(.56)	(2.41)	(2.97)	44.53	2.82	1,606	.49		.49		1.11
Class R-6:
3/31/2024[5,6]	53.08	.31	10.50	10.81	(.70)	(2.47)	(3.17)	60.72	20.90 [7]	34,646	.41	[8]	.41	[8]	1.10	[8]
9/30/2023	45.56	.69	8.97	9.66	(.57)	(1.57)	(2.14)	53.08	21.70	28,648	.42		.42		1.34
9/30/2022	66.97	.56	(17.11)	(16.55)	(.43)	(4.43)	(4.86)	45.56	(26.83)	22,485	.41		.41		.96
9/30/2021	53.94	.52	15.17	15.69	(.24)	(2.42)	(2.66)	66.97	29.71	30,946	.41		.41		.81
9/30/2020	44.61	.43	10.78	11.21	(.62)	(1.26)	(1.88)	53.94	25.74	26,119	.42		.42		.91
9/30/2019	47.00	.51	.09	.60	(.58)	(2.41)	(2.99)	44.61	2.88	19,586	.44		.44		1.18

Refer to the end of the table for footnotes.

New Perspective Fund	25

Financial highlights (continued)

	Six months ended March 31, 2024[5,6,7]	Year ended September 30,
		2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[14]	16%	17%	21%	22%	26%[15]	20%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Amount less than .01%.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Includes the value of securities sold due to redemptions of shares in-kind. The rates would have been 25% for the year ended September 30, 2020, if the value of securities sold due to in-kind redemptions were excluded.

Refer to the notes to financial statements.

26	New Perspective Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2023, through March 31, 2024).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

New Perspective Fund	27

Expense example (continued)

	Beginning account value 10/1/2023	Ending account value 3/31/2024	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,207.21	$4.08	.74%
Class A – assumed 5% return	1,000.00	1,021.30	3.74	.74
Class C – actual return	1,000.00	1,202.59	8.20	1.49
Class C – assumed 5% return	1,000.00	1,017.55	7.52	1.49
Class T – actual return	1,000.00	1,208.90	2.54	.46
Class T – assumed 5% return	1,000.00	1,022.70	2.33	.46
Class F-1 – actual return	1,000.00	1,207.05	4.30	.78
Class F-1 – assumed 5% return	1,000.00	1,021.10	3.94	.78
Class F-2 – actual return	1,000.00	1,208.37	2.82	.51
Class F-2 – assumed 5% return	1,000.00	1,022.45	2.58	.51
Class F-3 – actual return	1,000.00	1,209.22	2.26	.41
Class F-3 – assumed 5% return	1,000.00	1,022.95	2.07	.41
Class 529-A – actual return	1,000.00	1,206.90	4.30	.78
Class 529-A – assumed 5% return	1,000.00	1,021.10	3.94	.78
Class 529-C – actual return	1,000.00	1,202.46	8.48	1.54
Class 529-C – assumed 5% return	1,000.00	1,017.30	7.77	1.54
Class 529-E – actual return	1,000.00	1,205.46	5.51	1.00
Class 529-E – assumed 5% return	1,000.00	1,020.00	5.05	1.00
Class 529-T – actual return	1,000.00	1,208.30	2.98	.54
Class 529-T – assumed 5% return	1,000.00	1,022.30	2.73	.54
Class 529-F-1 – actual return	1,000.00	1,208.05	3.31	.60
Class 529-F-1 – assumed 5% return	1,000.00	1,022.00	3.03	.60
Class 529-F-2 – actual return	1,000.00	1,208.52	2.87	.52
Class 529-F-2 – assumed 5% return	1,000.00	1,022.40	2.63	.52
Class 529-F-3 – actual return	1,000.00	1,208.78	2.60	.47
Class 529-F-3 – assumed 5% return	1,000.00	1,022.65	2.38	.47
Class R-1 – actual return	1,000.00	1,202.71	8.21	1.49
Class R-1 – assumed 5% return	1,000.00	1,017.55	7.52	1.49
Class R-2 – actual return	1,000.00	1,202.52	8.26	1.50
Class R-2 – assumed 5% return	1,000.00	1,017.50	7.57	1.50
Class R-2E – actual return	1,000.00	1,204.44	6.67	1.21
Class R-2E – assumed 5% return	1,000.00	1,018.95	6.11	1.21
Class R-3 – actual return	1,000.00	1,205.20	5.84	1.06
Class R-3 – assumed 5% return	1,000.00	1,019.70	5.35	1.06
Class R-4 – actual return	1,000.00	1,207.09	4.19	.76
Class R-4 – assumed 5% return	1,000.00	1,021.20	3.84	.76
Class R-5E – actual return	1,000.00	1,208.24	3.09	.56
Class R-5E – assumed 5% return	1,000.00	1,022.20	2.83	.56
Class R-5 – actual return	1,000.00	1,208.92	2.54	.46
Class R-5 – assumed 5% return	1,000.00	1,022.70	2.33	.46
Class R-6 – actual return	1,000.00	1,209.05	2.26	.41
Class R-6 – assumed 5% return	1,000.00	1,022.95	2.07	.41

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

28	New Perspective Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through November 30, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2023. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

New Perspective Fund	29

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

30	New Perspective Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

New Perspective Fund	31

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32	New Perspective Fund

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New Perspective Fund	33

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34	New Perspective Fund

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New Perspective Fund	35

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP

45 Fremont Street, 26th Floor
San Francisco, CA 94105-2223

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	New Perspective Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of New Perspective Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 97% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: May 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley___________
Walter R. Burkley, Principal Executive Officer

Date: May 31, 2024

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2024